Current and long-term debt	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Current and long-term debt	Current and long-term debt
The following is a breakdown of the current and non-current portion of our debt outstanding as of December 31, 2023 and December 31, 2022:

	At December 31,
In thousands of U.S. dollars	2023	2022
Current portion of bank debt (1)	$220,965	$31,504
Sale and leaseback liabilities (2)	206,757	269,145
Current portion of long-term debt	427,722	300,649

Non-current portion of bank debt and bonds (3)	939,188	264,106
Sale and leaseback liabilities (4)	221,380	871,469
	$1,588,290	$1,436,224
(1)The current portion at December 31, 2023 was net of unamortized deferred financing fees of $5.0 million. The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.5 million.
(2)The current portion at December 31, 2023 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $0.3 million. The current portion at December 31, 2022 was net of unamortized deferred financing fees of $0.8 million and prepaid interest of $2.5 million.
(3)The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $20.6 million. The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $4.0 million.
(4)The non-current portion at December 31, 2023 was net of unamortized deferred financing fees of $2.3 million. The non-current portion at December 31, 2022 was net of unamortized deferred financing fees of $7.4 million.
The following is a roll-forward of the activity within debt (current and non-current, and inclusive of IFRS 16 - lease liabilities), by facility, for the year ended December 31, 2023:

		Activity				Balance as of December 31, 2023 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2022	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of December 31, 2023	Current	Non-Current
Hamburg Commercial Bank Credit Facility	33,732	—	(33,732)	—	—	—	—
Prudential Credit Facility	39,286	—	(5,546)	—	33,740	33,740	—
2019 DNB / GIEK Credit Facility	38,338	—	(38,338)	—	—	—	—
BNPP Sinosure Credit Facility	80,576	—	(10,909)	—	69,667	10,909	58,758
2020 $225.0 Million Credit Facility	37,765	—	(37,765)	—	—	—	—
2023 $225.0 Million Credit Facility	—	225,000	(25,425)	—	199,575	33,900	165,675
2023 $49.1 Million Credit Facility	—	49,088	(3,462)	—	45,626	4,615	41,011
2023 $117.4 Million Credit Facility	—	117,394	(8,504)	—	108,890	17,007	91,883
2023 $1.0 Billion Credit Facility	—	901,000	(336,093)	—	564,907	116,149	448,758
2023 $94.0 Million Credit Facility	—	94,000	(1,092)	—	92,908	9,666	83,242
Ocean Yield Lease Financing	114,273	—	(89,484)	454	25,243	3,035	22,208
BCFL Lease Financing (LR2s)	67,058	—	(68,310)	1,252	—	—	—
CSSC Lease Financing	119,165	—	(121,279)	2,114	—	—	—
BCFL Lease Financing (MRs)	53,202	—	(31,068)	(481)	21,653	21,653	—
AVIC Lease Financing	77,769	—	(77,769)	—	—	—	—
2020 CMBFL Lease Financing	38,090	—	(38,090)	—	—	—	—
2020 TSFL Lease Financing	40,607	—	(40,607)	—	—	—	—
2020 SPDBFL Lease Financing	80,616	—	(43,753)	763	37,626	37,626	—
2021 AVIC Lease Financing	83,662	—	(7,252)	1,157	77,567	77,567	—
2021 CMBFL Lease Financing	68,045	—	(6,520)	—	61,525	6,520	55,005
2021 TSFL Lease Financing	49,997	—	(4,380)	865	46,482	46,482	—
2021 CSSC Lease Financing	48,631	—	(48,631)	—	—	—	—
2021 $146.3 Million Lease Financing	133,699	—	(133,699)	—	—	—	—

2021 Ocean Yield Lease Financing	63,933	—	(5,850)	—	58,083	5,866	52,217
2022 AVIC Lease Financing	112,620	—	(9,169)	—	103,451	9,168	94,283
IFRS 16 - Leases - 3 MR (See Note 6)	21,138	—	(36,933)	15,795	—	—	—
IFRS 16 - Leases - $670.0 Million (see Note 6)	475,939	—	(480,396)	4,457	—	—	—
Unsecured Senior Notes Due 2025	70,451	—	—	45	70,496	—	70,496
	$1,948,592	$1,386,482	$(1,744,056)	$26,421	$1,617,439	$433,903	$1,183,536
Less: deferred financing fees	(12,758)	(27,627)	—	11,571	(28,814)	(5,846)	(22,968)
Less: prepaid interest expense	(3,735)	—	3,400	—	(335)	(335)	—
Total	$1,932,099	$1,358,855	$(1,740,656)	$37,992	$1,588,290	$427,722	$1,160,568
(1)    Relates to non-cash accretion, write-offs, amortization or other adjustments on (i) debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value on the closing dates, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options; and (iii) our Unsecured Senior Notes Due 2025, as discussed below.
Interest Rate Benchmark Reform
Interest in most of our financing agreements has historically been based on published rates for LIBOR. The ICE Benchmark Administration (“IBA”), the administrator of LIBOR, with the support of the United States Federal Reserve and the United Kingdom’s Financial Conduct Authority, ceased the publication of all U.S. Dollar LIBOR tenors on June 30, 2023.
In response to the anticipated discontinuation of LIBOR, the Alternative Reference Rate Committee, a committee convened by the Federal Reserve that includes major market participants, proposed an alternative rate to replace U.S. Dollar LIBOR: the Secured Overnight Financing Rate, or “SOFR.”
During the year ended December 31, 2023, we transitioned our existing loan and lease financing agreements from U.S. Dollar LIBOR to SOFR plus a credit spread adjustment (“CSA”) which varied from zero basis points to 26.161 basis points depending on the financing arrangement. We have applied the practical expedient pursuant to the Amendments to IFRS 9 – Financial Instruments (IBOR reform) as our secured bank debt and lease financing arrangements are carried at amortized cost, and therefore the change in the effective interest rate on these arrangements that has arisen from IBOR reform was deemed to be economically equivalent to the previous basis. Accordingly, no gain or loss was recognized upon transition.
Secured Bank Debt
Each of our secured credit facilities contains financial and restrictive covenants, which require us to, among other things, comply with certain financial tests (described below); deliver quarterly and annual financial statements and annual projections; comply with restrictive covenants, including maintaining adequate insurances; comply with laws (including environmental laws and ERISA); and maintain flag and class of our vessels. Other such covenants may, among other things, restrict consolidations, mergers or sales of our assets; require us to obtain lender approval on changes in our vessel manager; limit our ability to place liens on our assets; limit our ability to incur additional indebtedness; prohibit us from paying dividends if there is a covenant breach under the loan or an event of default has occurred or would occur as a result of payment of such dividend; or prohibit our transactions with affiliates. Furthermore, our debt agreements contain customary events of default, including cross-default provisions, as well as subjective acceleration clauses under which the debt could become due and payable in the event of a material adverse change in the Company’s business.
These secured credit facilities may be secured by, among other things:
•a first priority mortgage over the relevant collateralized vessels;
•a first priority assignment of earnings, insurances and charters from the mortgaged vessels for the specific facility;
•a pledge of earnings generated by the mortgaged vessels for the specific facility; and
•a pledge of the equity interests of each vessel owning subsidiary under the specific facility.
Each of our secured credit facilities are described below.
Hamburg Commercial Bank Credit Facility
In November 2019, we executed an agreement with Hamburg Commercial Bank AG for a senior secured term loan facility for $43.65 million (the "Hamburg Commercial Bank Credit Facility"), of which, (i) $42.2 million (Tranche 1) was used to refinance the existing debt for STI Veneto and STI Poplar, and (ii) $1.4 million (Tranche 2) was used to finance the purchase and installation of a scrubber on STI Veneto.
The amount outstanding as of December 31, 2022 was $33.7 million. The outstanding debt on this loan facility was repaid in full in September 2023 and the loan facility was terminated.
Prudential Credit Facility
In November 2019, we executed an agreement with Prudential Private Capital for a senior secured term loan facility for $55.5 million (the "Prudential Credit Facility"). The Prudential Credit Facility was fully drawn in December 2019, with the primary purpose of refinancing STI Clapham, STI Camden and STI Acton.
The Prudential Credit Facility bears interest at the benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.00% per annum.
Our Prudential Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall be no less than 125% of the loan outstanding.
In December 2023, we gave notice to repay the outstanding balance in January 2024 (see Note 23). The outstanding balance has been classified as current on the consolidated balance sheet as of December 31, 2023.
The amounts outstanding as of December 31, 2023 and 2022 were $33.7 million and $39.3 million, respectively.
2019 DNB / GIEK Credit Facility
In November 2019, we executed a term loan facility with DNB Bank ASA and the Norwegian Export Credit Guarantee Agency (“GIEK”) for $55.5 million (the "2019 DNB/GIEK Credit Facility"). The loan is comprised of two facilities: (i) an ECA facility of $47.2 million (which is comprised of a $41.6 million tranche which is guaranteed by GIEK, or the “GIEK Tranche”, and a $5.6 million commercial tranche or the “Commercial Bank Tranche”) and (ii) a commercial facility of $8.3 million, or the “Commercial Facility."
The amount outstanding as of December 31, 2022 was $38.3 million. The outstanding debt on this loan facility was repaid in full in August 2023 and the loan facility was terminated.
BNPP Sinosure Credit Facility
In December 2019, we executed a senior secured term loan facility with BNP Paribas and Skandinaviska Enskilda Banken AB for up to $134.1 million. This loan is split into two facilities, (i) a commercial facility for up to $67.0 million (the "Commercial Facility"), and (ii) a Sinosure facility for up to $67.0 million (the "Sinosure Facility"), which was funded by the lenders under the commercial facility and insured by the China Export & Credit Insurance Corporation ("Sinosure") and is currently being used to finance five of our vessels. These facilities are collectively referred to as the BNPP Sinosure Credit Facility.
During the years ended December 31, 2020, 2021 and 2022, we drew down an aggregate $101.5 million, $1.9 million and $5.1 million, respectively.
The Sinosure Facility and the Commercial Facility bear interest at the benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 1.80% and 2.80% per annum, respectively. The Sinosure Facility is scheduled to be repaid in semi-annual principal installments, in aggregate, of $5.5 million through October 2024, $3.4 million in April 2025 and $0.9 million in October 2025. The Commercial Facility is scheduled to be repaid at the final maturity date of the facility, or October 2025.
Our BNPP Sinosure Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 130% of the then aggregate outstanding principal amount of the loans under the credit facility through December 31, 2022 and 135% at all times thereafter.
The amounts outstanding as of December 31, 2023 and 2022 were $69.7 million and $80.6 million, respectively, and we were in compliance with the financial covenants as of those dates.
2020 $225.0 Million Credit Facility
In May 2020, we executed the 2020 $225.0 Million Credit Facility with a group of European financial institutions and originally used it to finance nine vessels (seven LR2s and two LR1s).
The amount outstanding as of December 31, 2022 was $37.8 million. The outstanding debt on this loan facility was repaid in full in August 2023 and the loan facility was terminated.
2023 $225.0 Million Credit Facility
In January 2023, we executed the 2023 $225.0 Million Credit Facility with a group of European financial institutions. In February and March 2023, we drew down $184.9 million and $40.1 million, respectively, and 13 product tankers (STI Opera, STI Duchessa, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina, STI San Antonio, STI Yorkville, STI Battery, STI Milwaukee, STI Madison, and STI Sanctity) were collateralized under this facility as part of these drawdowns.
The 2023 $225.0 Million Credit Facility has a final maturity of five years from the signing date and bears interest at SOFR plus a margin of 1.975% per annum. The borrowings for the 11 MRs are expected to be repaid in equal quarterly installments of $0.63 million per vessel for the first two years, and $0.33 million per vessel for the remaining term of the loan, with a balloon payment due at maturity. The borrowings for the two LR2s are expected to be repaid in equal quarterly installments of $0.8 million per vessel for the first two years, and $0.45 million per vessel for the remaining term of the loan, with a balloon payment due at maturity.
Our 2023 $225.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such facility.
The amount outstanding as of December 31, 2023 was $199.6 million and we were in compliance with the financial covenants as of that date.
2023 $49.1 Million Credit Facility
In February 2023, we executed the 2023 $49.1 Million Credit Facility with a North American financial institution. In March 2023, we drew down $49.1 million and two LR2 product tankers (STI Rose and STI Rambla) were collateralized under this facility as part of this drawdown.
The 2023 $49.1 Million Credit Facility has a final maturity of five years from the drawdown date and bears interest at SOFR plus a margin of 1.90% per annum. The borrowing is expected to be repaid in equal, aggregate, installments of $1.2 million per quarter, with a balloon payment upon maturity.
Our 2023 $49.1 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.6 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after October 1, 2022 and (ii) 50% of the net proceeds of new equity issues occurring on or after December 31, 2022.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate outstanding principal amount of the loans.
The amount outstanding as of December 31, 2023 was $45.6 million and we were in compliance with the financial covenants as of that date.
2023 $117.4 Million Credit Facility
In May 2023, we executed the 2023 $117.4 Million Credit Facility with a European financial institution. This facility was fully drawn upon execution and seven vessels (STI Battersea, STI Wembley, STI Texas City, STI Meraux, STI Mayfair, STI St. Charles, and STI Alexis) were collateralized under this facility upon drawdown.
The 2023 $117.4 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.925% per annum. The borrowing is expected to be repaid in equal, aggregate, installments of $4.3 million per quarter, with a balloon payment upon maturity.
Our 2023 $117.4 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 150% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
The amount outstanding as of December 31, 2023 was $108.9 million and we were in compliance with the financial covenants as of that date.
2023 $1.0 Billion Credit Facility
In July 2023, we executed the 2023 $1.0 Billion Credit Facility with a group of financial institutions for up to $1.0 billion, consisting of a term loan and a revolving credit facility.
Upon execution, we drew down $440.6 million (split evenly between the term loan and the revolver) and 21 vessels (STI Lobelia, STI Lavender, STI Jermyn, STI Steadfast, STI Magic, STI Mystery, STI Marvel, STI Millennia, STI Magister, STI Mythic, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Magnetic, STI Seneca, STI Brooklyn, STI Manhattan, STI Bronx, and STI Tribeca) were collateralized under this facility as part of this drawdown.
In August 2023, we drew down $135.8 million (split evenly between the term loan and the revolver) and five vessels (STI Supreme, STI Spiga, STI Kingsway, STI Sloane and STI Condotti) were collateralized under this facility as part of this drawdown.
In September 2023, we repaid $288.2 million on the revolving portion of this credit facility, which may be re-borrowed in the future.
In November 2023, we drew down $202.3 million (split evenly between the term loan and the revolver) and eight vessels (STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon and STI Bosphorus) were collateralized under this facility as part of this drawdown.
In December 2023, we drew down $122.3 million (split evenly between the term loan and the revolver) and five vessels (STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace and STI Solidarity) were collateralized under this facility as part of these drawdowns.
The 2023 $1.0 Billion Credit Facility has a final maturity of June 30, 2028 and bears interest at SOFR plus a margin of 1.95% per annum. The amounts drawn as of December 31, 2023, inclusive of the currently available $288.2 million that was repaid under the revolving portion of the facility, are scheduled to be repaid and/or permanently reduced in aggregate amounts of $29.0 million per quarter through June 30, 2025 and gradually decreasing from $22.3 million to $18.9 million per quarter in years three through five of the loan, with a balloon payment due at maturity. The scheduled repayments will be applied to the outstanding term loan for each vessel, until repaid in full, and then to the reduction of the revolver for each vessel. A commitment fee of 0.78% per annum is due quarterly on the undrawn available commitment.
Our 2023 $1.0 Billion Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate principal amount of the loans outstanding.
The amount outstanding as of December 31, 2023 was $564.9 million and we were in compliance with the financial covenants as of that date. As of December 31, 2023, the amounts available under the term loan and the revolver were $49.5 million and $337.7 million, respectively (see Note 23).
2023 $94.0 Million Credit Facility
In September 2023, we executed the 2023 $94.0 Million Credit Facility with DekaBank Deutsche Girozentrale for up to $94.0 million. Upon execution, we drew down $43.8 million and two vessels (STI Marshall and STI Grace) were collateralized under this facility as part of this drawdown. In October 2023, we drew down $50.2 million and two vessels (STI Guide and STI Gauntlet) were collateralized under this facility as part of this drawdown.
This 2023 $94.0 Million Credit Facility has a final maturity of five years from the drawdown date of each vessel and bears interest at SOFR plus a margin of 1.70% per annum. The facility is scheduled to be repaid in aggregate repayments of $2.4 million per quarter with a balloon payment due at maturity.
Our 2023 $94.0 Million Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 143% of the then aggregate of (i) principal amount of the loans outstanding and (ii) negative value of any hedging exposure under such credit facility.
The amount outstanding as of December 31, 2023 was $92.9 million and we were in compliance with the financial covenants as of that date.
Lease financing arrangements
The below summarizes the key terms of our lease financing arrangements. For each arrangement, we have evaluated whether, in substance, these transactions are leases or merely a form of financing. As a result of this evaluation, we have concluded that each agreement is a form of financing on the basis that each transaction is a sale and leaseback transaction which does not meet the criteria for a sale under IFRS 15. Accordingly, the cash received in the transfer has been accounted for as a liability under IFRS 9, and each arrangement has been recorded at amortized cost using the effective interest method, with the corresponding vessels being recorded at cost, less accumulated depreciation, on our consolidated balance sheet.
The obligations set forth below are secured by, among other things, assignments of earnings and insurances and stock pledges and account charges in respect of the subject vessels. All of the financing arrangements contain customary events of default, including cross-default provisions as well as subjective acceleration clauses under which the lessor could cancel the lease in the event of a material adverse change in the Company’s business.
Given the favorable market conditions during the years ended December 31, 2023 and 2022, we were able exercise purchase options and repay the lease obligations on 53 vessels. In all circumstances, we submitted binding notices to exercise the purchase options prior to the end of the lease term in accordance with the existing provisions of the leases. As these instruments were accounted for as financial liabilities at amortized cost under IFRS 9, the submission of the purchase option notice triggered a re-assessment of the cash flows associated with the liability. As almost all of these instruments were floating rate financial liabilities, the carrying values of the liabilities did not change with the exception of purchase option fees incurred on certain arrangements, all of which are detailed below. For fixed rate instruments, a nominal gain or loss was recorded upon re-assessment.
Ocean Yield Lease Financing
We assumed the obligations under a lease financing arrangement with Ocean Yield ASA for four LR2 tankers (STI Sanctity, STI Steadfast, STI Supreme, and STI Symphony) in connection with the September 2017 acquisition of Navig8 Product Tankers Inc. (the "Ocean Yield Lease Financing). Under this arrangement, each vessel was subject to a 13-year bareboat charter, which expires between February and August 2029 (depending on the vessel). Charterhire, which is paid monthly in advance, includes a fixed payment in addition to a quarterly adjustment based on prevailing benchmark rates (LIBOR and SOFR plus a CSA).
Monthly principal payments are approximately $0.2 million per vessel gradually increasing to $0.3 million per vessel per month until the expiration of the agreement. The interest component of the leases approximates the prevailing benchmark rate plus 5.40% per annum. We also have purchase options to re-acquire each of the vessels during the bareboat charter period, with the first of such options exercisable beginning at the end of the seventh year from the delivery date of the subject vessel.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
In September 2022, we gave notice to exercise the purchase option on STI Sanctity. The purchase option price for this vessel was $27.8 million, and the purchase closed in March 2023. In October 2022, we gave notice to exercise the purchase options on STI Steadfast and STI Supreme. The purchase option price was $27.8 million per vessel, and the purchases closed in May 2023 and August 2023. The carrying value of the lease obligations related to these vessels was classified as current on the consolidated balance sheet as of December 31, 2022.
The carrying values of the amounts due under this arrangement (which reflect fair value adjustments made as part of the initial purchase price allocation of the acquisition along with non-cash adjustments to the carrying values that were triggered by notifications to exercise purchase options) were $25.2 million and $114.3 million as of December 31, 2023 and 2022, respectively. We were in compliance with the financial covenants as of those dates.
BCFL Lease Financing (LR2s)
We assumed the obligations of a lease financing arrangement with Bank of Communications Finance Leasing Co Ltd., or BCFL, for three LR2 tankers (STI Solace, STI Solidarity, and STI Stability) as part of the September 2017 acquisition of NPTI (the "BCFL Lease Financing (LR2s)"). Under the arrangement, each vessel was subject to a 10-year bareboat charter which was scheduled to expire in July 2026. Charterhire under the arrangement was determined in advance, on a quarterly basis and was calculated by determining the payment based off of the then outstanding balance, the time to expiration and an interest rate of the benchmark rate (LIBOR and LIBOR as of June 30, 2023) plus 3.50% per annum.
In April 2020, we executed an agreement to increase the borrowing capacity of our BCFL Lease Financing arrangements (LR2s) by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement was for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel, and in January 2021, we drew $3.8 million to partially finance the purchase and installation of scrubbers on two vessels.
In December 2023, we exercised the purchase options on all of the vessels under this arrangement and repaid the outstanding indebtedness of $58.4 million as part of these transactions, thus terminating the leases.
Additionally, we had an aggregate of $0.8 million on deposit in a deposit account, in accordance with the terms and conditions of this facility, which were not freely available and was recorded as non-current Restricted Cash on our consolidated balance sheets as of December 31, 2022. This deposit account was released after the exercise of the purchase options on the vessels in December 2023.
CSSC Lease Financing
We assumed the obligations under a lease financing arrangement with CSSC (Hong Kong) Shipping Company Limited, or CSSC, for eight LR2 tankers (STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator and STI Gratitude) as part of the September 2017 acquisition of NPTI (the "CSSC Lease Financing").
This arrangement was amended and restated in 2019 and 2021 to, among others, increase the borrowing capacity and reduce the margin. The tenor of the amended and restated lease remained unchanged, with each lease scheduled to expire throughout 2026 and 2027; however, the amended and restated lease contained an option to extend the lease for each vessel by an additional 24 months. The interest under the amended and restated agreement was reduced to the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.50% per annum and the principal balance was scheduled to be repaid in equal installments of approximately $0.2 million per vessel per month. Each lease also contained purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the effective date of the amended agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
In October and November 2020, we repaid $81.7 million and paid a $1.6 million prepayment fee when we refinanced the existing debt on STI Nautilus, STI Guard, and STI Gallantry.
In October 2023, we exercised the purchase options on all of the remaining vessels under this arrangement, repaid the outstanding indebtedness of $110.4 million, and paid purchase option fees of $1.7 million as part of these transactions. These leases were terminated as a result of these transactions.
BCFL Lease Financing (MRs)
In September 2017, we entered into agreements to sell and lease back five 2012 built MR product tankers (STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx) with Bank of Communications Finance Leasing Co Ltd., or BCFL, for a sales price of $27.5 million per vessel (the "BCFL Lease Financing (MRs)"). The financing for STI Topaz, STI Ruby and STI Garnet closed in September 2017, the financing for STI Onyx closed in October 2017, and the financing for STI Amber closed in November 2017. Each agreement was for a fixed term of seven years at a bareboat rate of $9,025 per vessel per day, with three consecutive one-year options to extend each charter beyond the initial term. Furthermore, we had the option to purchase these vessels beginning at the end of the fifth year of the agreements through the end of the tenth year of the agreements. A deposit of $5.1 million per vessel was retained by the buyers and will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement (as applicable).
In April 2020, we executed an agreement to increase the borrowing capacity by up to $1.9 million per vessel to partially finance the purchase and installation of scrubbers on the above vessels. The agreement was for a fixed term of three years at the rate of up to $1,910 per vessel per day to be allocated to principal and interest.
In July 2020, we drew $1.9 million to partially finance the purchase and installation of a scrubber on one vessel and in January 2021, we drew $5.8 million to partially finance the purchase and installation of scrubbers on three vessels.
Our BCFL Lease Financing (MRs) includes a financial covenant that requires us to maintain that the aggregate of the fair market value of each vessel leased under the facility plus the aforementioned $5.1 million deposit shall at all times be no less than 100% of the then outstanding balance plus the aforementioned $5.1 million deposit.
In November 2023, we exercised the purchase option on STI Amber prior to its sale and repaid the outstanding indebtedness of $8.2 million, which was net of the vessel deposit, as part of this transaction, thus terminating the lease.
In November 2023, we gave notice to exercise the purchase options on the remaining four vessels. In December 2023, we closed on the purchase of STI Ruby and repaid the outstanding indebtedness of $7.4 million, which was net of the vessel deposit, as part of this transaction, thus terminating the lease. The purchases of STI Topaz, STI Garnet and STI Onyx closed in January 2024 (see Note 23). The carrying value of the lease obligations related to these vessels have been classified as current on the consolidated balance sheet as of December 31, 2023.
The aggregate outstanding balances under this arrangement were $21.7 million and $53.2 million as of December 31, 2023 and 2022, respectively. We were in compliance with the financial covenants as of those dates.
AVIC Lease Financing
In July 2018, we executed an agreement to sell and leaseback three MR product tankers (STI Ville, STI Fontvieille and STI Brooklyn) and two LR2 product tankers (STI Rose and STI Rambla) to AVIC International Leasing Co., Ltd. (the "AVIC Lease Financing"). The borrowing amounts under the arrangement were $24.0 million per MR and $36.5 million per LR2 ($145.0 million in aggregate). These transactions closed in August and September 2018.
Each vessel was subject to an eight-year bareboat charter, bearing interest at LIBOR plus a margin of 3.70% per annum, with options to purchase the vessels beginning at the end of the second year of each agreement. Each agreement also had a purchase obligation at the end of the eighth year, which was equal to the outstanding principal balance at that date.
In February 2020, we executed an agreement to upsize this arrangement to partially finance the purchase and installation of scrubbers on these vessels. In December 2020, we executed the agreements on three of the vessels (STI Brooklyn, STI Rose and STI Rambla) and drew down $4.6 million under the upsized portion of this arrangement. The upsized portion of the lease financing had a final maturity of three years after the first drawdown, bearing interest at LIBOR plus a margin of 4.20% per annum.
In February 2022, we repaid $17.2 million in connection with the sale of STI Fontvieille, thus terminating the lease.
In September 2022, we gave notice to exercise the purchase option on the remaining four vessels. The carrying value of the lease obligations related to these vessels was classified as current on the consolidated balance sheet as of December 31, 2022. The purchases closed in January 2023 and we repaid the aggregate outstanding lease obligation of $77.8 million and paid purchase option fees of $1.2 million as part of these transactions, thus terminating the leases.
2020 CMBFL Lease Financing
In September 2020, we executed an agreement with CMB Financial Leasing Co., Ltd to sell and leaseback two MR product tankers (STI Leblon and STI Bosphorus). The aggregate borrowing amount under the arrangement was $45.4 million, which was drawn in September 2020 (the "2020 CMBFL Lease Financing").
Each vessel was subject to a seven-year bareboat charter, bearing interest at LIBOR plus a margin of 3.20% per annum, with options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. Each agreement also had a purchase option at the end of the seventh year, which was equal to the outstanding principal balance at that date.
In September 2023, we exercised the purchase options on the vessels under this arrangement, repaid the outstanding indebtedness of $36.5 million, and paid purchase option fees of $0.4 million as part of these transactions, thus terminating the leases.
2020 TSFL Lease Financing
In November 2020, we executed an agreement with Taiping & Sinopec Financial Leasing Co., Ltd. (the "2020 TSFL Lease Financing") to sell and leaseback two MR product tankers (STI Galata and STI La Boca). The aggregate borrowing amount under the arrangement was $47.3 million, which was drawn in November 2020.
Each vessel was subject to a seven-year bareboat charter, bearing interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.20% per annum, with options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. Each agreement also had a purchase obligation at the end of the seventh year, which is equal to the outstanding principal balance at that date.
In November 2023, we exercised the purchase options on the vessels under this arrangement, repaid the outstanding indebtedness of $38.1 million, and paid purchase option fees of $1.1 million as part of these transactions, thus terminating the leases.
2020 SPDBFL Lease Financing
In November 2020, we executed an agreement with SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers (STI Donald C Trauscht, STI Esles II, STI San Telmo, and STI Jardins). The aggregate borrowing amount under the arrangement was $96.5 million, which was drawn in November and December 2020 (the "2020 SPDBFL Lease Financing").
The agreements for STI Donald C Trauscht and STI San Telmo were for a fixed term of seven years. The agreements for STI Esles II and STI Jardins were for a fixed term of eight years. The leases bore interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.05% per annum and had options to purchase the vessels beginning on the third anniversary of the delivery date of each agreement. Each agreement also has a purchase obligation at the end of the term (which is equal to the outstanding principal balance at that date). Additionally, coinciding with the first payment dates in the first quarter of 2021, we were required to deposit with the lessor 3% of the borrowing amount, or $2.9 million in aggregate.
In September 2023, we gave notice to exercise the purchase options on the vessels under this arrangement. The purchases of STI Esles II and STI Donald C Trauscht closed in November 2023 and we repaid the aggregate outstanding lease liability, net of $1.5 million in deposits held by the lessor, of $38.1 million related to these vessels, and paid purchase option fees of $0.8 million as part of these transactions, thus terminating the leases. The purchases of STI Jardins and STI San Telmo closed in January 2024 (see Note 23). The carrying value of the lease obligations related to these vessels was classified as current on the consolidated balance sheet as of December 31, 2023.
The carrying values of the amounts due under the arrangement (net of the deposits of $1.4 million and including accrued purchase option fees of $0.8 million) were $37.6 million and $80.6 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
2021 AVIC Lease Financing
In February 2021, we closed on the sale and leaseback of two vessels (STI Memphis and STI Soho) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $44.2 million (the “2021 AVIC Lease Financing”). In March 2021, we closed on the sale and leaseback of two additional vessels (STI Lombard and STI Osceola) under the 2021 AVIC Lease Financing for aggregate proceeds of $53.1 million.
Each vessel was subject to a nine-year bareboat charter, bearing interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.45% per annum, with purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel and a purchase obligation upon the expiration of each agreement. Additionally, we were required to deposit with the lessor 1% of the borrowing amount, or $1.0 million in aggregate.
Our 2021 AVIC Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 115% of the then aggregate outstanding principal amount on or before the third anniversary date of the delivery of the vessel and 120% thereafter.
In October 2023, we gave notice to exercise the purchase options on the vessels under this arrangement. The purchases closed in January 2024 (see Note 23). The carrying value of the lease obligations related to these vessels was classified as current on the consolidated balance sheet as of December 31, 2023.
The carrying values of the amounts due under the arrangement (net of the deposits of $1.0 million and including accrued purchase option fees of $1.2 million) were $77.6 million and $83.7 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
2021 CMBFL Lease Financing
In March 2021, we received a commitment to sell and leaseback four Handymax vessels (STI Comandante, STI Brixton, STI Pimlico and STI Finchley) and one MR (STI Westminster) from CMB Financial Leasing Co. Ltd, or CMBFL (the "2021 CMBFL Lease Financing"). In March 2021, we closed on the sale and leaseback of the aforementioned Handymax vessels for aggregate proceeds of $58.8 million. In April 2021, we closed on the sale and leaseback of STI Westminster for aggregate proceeds of $20.25 million.
Each vessel is subject to a seven-year bareboat charter, bearing interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.25% per annum for the Handymax vessels and 3.20% per annum for the MR vessel. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the third anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 CMBFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issuances occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million and $500,000 per each owned vessel plus $250,000 per each time chartered-in vessel.
•The fair market value of each vessel leased under the facility shall at all times be no less than 120% of the outstanding balance for such vessel.
The amounts outstanding were $61.5 million and $68.0 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
2021 TSFL Lease Financing
In March 2021, we closed on the sale and leaseback of three MR vessels (STI Black Hawk, STI Notting Hill and STI Pontiac) with Taiping & Sinopec Financial Leasing Co., Ltd. for aggregate proceeds of $57.7 million (the "2021 TSFL Lease Financing").
Each vessel was subject to a seven-year bareboat charter, bearing interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.20% per annum. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase option for each vessel upon the expiration of each agreement.
Our 2021 TSFL Lease Financing includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion.
•The fair market value of each vessel leased under the facility shall at all times be no less than 115% of the outstanding balance for such vessel.
In December 2023, we gave notice to exercise the purchase options on the vessels under this arrangement. The carrying value of the lease obligations related to these vessels was therefore classified as current on the consolidated balance sheet as of December 31, 2023.
The carrying values of the amounts due under the arrangement (including accrued purchase option fees of $0.9 million) were $46.5 million and $50.0 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
2021 CSSC Lease Financing
In May 2021, we closed on the sale and leaseback of two LR2 vessels (STI Grace and STI Jermyn) with CSSC (Hong Kong) Shipping Company Limited (the "2021 CSSC Lease Financing") for aggregate proceeds of $57.4 million.
Each vessel was subject to a six-year bareboat charter, bearing interest at LIBOR plus a margin of 3.50% per annum, with purchase options beginning on the second anniversary date from the delivery date of the respective vessel and a purchase obligation for each vessel upon the expiration of each agreement.
In May 2023, we exercised the purchase options on the vessels under this arrangement, repaid the outstanding indebtedness of $46.9 million, and paid purchase option fees of $0.7 million as part of these transactions, thus terminating the leases.
2021 $146.3 Million Lease Financing
In November 2021, we closed on the sale and leaseback transactions for four LR2 product tankers (STI Connaught, STI Winnie, STI Lauren and STI Broadway) and two Handymax product tankers (STI Rotherhithe and STI Hammersmith) with an international financial institution (the “2021 $146.3 Million Lease Financing”). The borrowing amount under the agreement was $146.3 million in aggregate.
Each vessel was subject to a seven-year bareboat charter, bearing interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.30% per annum, with purchase options beginning at the end of the second year and a purchase obligation for each vessel upon the expiration of each agreement.
In December 2023, we exercised the purchase options on the vessels under this arrangement, repaid the outstanding indebtedness of $120.5 million, and paid purchase option fees of $1.5 million as part of these transactions, thus terminating the leases.
2021 Ocean Yield Lease Financing
In December 2021, we closed on the sale and leaseback transactions for two LR2 product tankers (STI Gallantry and STI Guard) with Ocean Yield ASA (the “2021 Ocean Yield Lease Financing”). The borrowing amount under the agreements was $70.2 million in aggregate.
Under this lease financing arrangement, each vessel is subject to a ten-year bareboat charter-in agreement. The lease financings bear interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin per annum and are scheduled to be repaid in equal monthly principal installments of approximately $0.2 million per vessel. Each agreement contains purchase options to re-acquire each of the subject vessels on the fourth, fifth, and seventh anniversary dates from the effective date of each agreement, with a purchase obligation for each vessel upon the expiration of each agreement.
We are subject to certain terms and conditions, including financial covenants, under this arrangement which are summarized as follows:
•The ratio of net debt to total capitalization no greater than 0.60 to 1.00.
•Consolidated tangible net worth no less than $1.0 billion plus (i) 25% of the cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after January 1, 2016 and (ii) 50% of the net proceeds of new equity issues occurring on or after January 1, 2016.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
The amounts outstanding were $58.1 million and $63.9 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
2022 AVIC Lease Financing
In May and June 2022, we closed on the sale and leaseback of two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Selatar and STI Oxford) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $118.4 million (the “2022 AVIC Lease Financing”). We repaid the outstanding indebtedness of $90.2 million related to these vessels on the $116.0 Million Lease Financing as part of these transactions.
Each vessel is subject to a nine-year bareboat charter. The lease financings bear interest at the prevailing benchmark rate (LIBOR and SOFR plus a CSA) plus a margin of 3.50% per annum. The lease financings are scheduled to be repaid in equal aggregate quarterly repayments of approximately $2.3 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we were required to deposit with the lessor 1% of the borrowing amount, or $1.2 million in aggregate.
Our 2022 AVIC Lease Financing includes financial covenants that require us to maintain:
•Net debt to total capitalization shall not equal or exceed 70%.
•Net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 110% of the then aggregate outstanding principal amount.
The carrying value of the amounts due under the arrangement (net of the deposits of $1.2 million) were $103.5 million and $112.6 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants as of those dates.
Unsecured debt
Senior Notes Due 2025
In May 2020, we issued $28.1 million aggregate principal amount of 7.00% senior unsecured notes due June 30, 2025, or our "Senior Notes Due 2025", in an underwritten public offering. This amount includes $3.1 million related to the partial exercise of the underwriters’ option to purchase additional Senior Notes due 2025 under the same terms and conditions. The aggregate net proceeds were approximately $26.5 million after deducting underwriting commissions and offering expenses.
In January 2021, we entered into a note distribution agreement (the "Distribution Agreement") with B. Riley Securities, Inc. as the sales agent (the "Agent") under which we may offer and sell, from time to time, up to an additional $75.0 million aggregate principal amount of our Senior Notes Due 2025 (the "Additional Notes").
Any Additional Notes sold were issued under that certain indenture pursuant to which we previously issued $28.1 million aggregate principal amount our Senior Notes Due 2025, on May 29, 2020 (the "Initial Notes"). The Additional Notes have the same terms as the Initial Notes (other than date of issuance), form a single series of debt securities with the Initial Notes and have the same CUSIP number and were fungible with the Initial Notes immediately upon issuance, including for purposes of notices, consents, waivers, amendments and any other action permitted under the aforementioned indenture. The Senior Notes Due 2025 are listed on the NYSE under the symbol “SBBA.”
During the year ended December 31, 2021, we issued $42.1 million aggregate principal amount of Senior Notes Due 2025 under the program, resulting in $41.2 million in aggregate net proceeds (net of underwriters commissions and expenses)
The Senior Notes Due 2025 bear interest at a coupon rate of 7.0% per year, payable quarterly in arrears on the 30th day of March, June, September, and December of each year. Coupon payments commenced on June 30, 2020. We may redeem the Senior Notes Due 2025 in whole or in part, at our option, at any time (i) on or after June 30, 2022 and prior to June 30, 2023, at a redemption price equal to 102% of the principal amount to be redeemed, (ii) on or after June 30, 2023 and prior to June 30, 2024, at a redemption price equal to 101% of the principal amount to be redeemed, and (iii) on or after June 30, 2024 and prior to maturity, at a redemption price equal to 100% of the principal amount to be redeemed, in each case plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes Due 2025 are a senior unsecured obligation and rank equally with all of our existing and future senior unsecured and unsubordinated debt, are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and are structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes Due 2025. The Senior Notes Due 2025 were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof.
The Senior Notes Due 2025 require us to comply with certain covenants, including financial covenants, restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment.
The financial covenants under our Senior Notes Due 2025 include:
•Net borrowings shall not equal or exceed 70% of total assets.
•Net worth shall always exceed $650.0 million.
The carrying values of the Senior Notes Due 2025 (net of unamortized net discount on the Additional Notes issued at market price during 2021) were $70.5 million and $70.5 million as of December 31, 2023 and 2022, respectively, and we were in compliance with the financial covenants relating to the Senior Notes Due 2025 as of those dates.
Convertible Notes Due 2022
During the year ended December 31, 2018, we exchanged $203.5 million in aggregate principal amount of our 3.00% senior Convertible Notes due 2019 for $203.5 million in aggregate principal amount of newly issued unsecured Convertible Notes due 2022 bearing interest at 3.00%, or our "Convertible Notes Due 2022". The Convertible Notes Due 2022 matured on May 15, 2022, and the aggregate outstanding principal amount was repaid in cash upon maturity.
During the year ended December 31, 2021, we completed the exchange of approximately $81.5 million in aggregate principal amount of Convertible Notes Due 2022 for approximately $81.5 million in aggregate principal amount of new 3.00% Convertible Notes due 2025 (the "Convertible Notes Due 2025", which are described below) pursuant to separate, privately negotiated, agreements with certain holders of the Convertible Notes Due 2022, which we refer to as the 2021 Convertible Notes Exchanges.
We recorded an aggregate loss on the extinguishment of the Convertible Notes Due 2022 of $5.5 million as a result of the 2021 Convertible Notes Exchanges.
Convertible Notes Due 2025
The Convertible Notes Due 2025 were our senior, unsecured obligations bearing coupon interest at a rate of 3.00% per annum. In addition to the 2021 Convertible Notes Exchanges noted above, during the year ended December 31, 2021, we issued and sold $118.5 million in aggregate principal amount of Convertible Notes Due 2025 pursuant to separate, privately negotiated, agreements with certain investors in a private offering, which we refer to as the 2021 Convertible Notes Offerings. A portion of the 2021 Convertible Notes Offerings were issued at 102.25% of par, or $43.3 million, plus accrued interest.
We determined the initial carrying value of the liability component of the Convertible Notes Due 2025, to be $193.7 million. The residual value, attributable to the conversion feature, of $7.7 million, was recorded to Additional paid-in capital upon issuance. The difference between the fair value of the liability component and the face value of the Convertible Notes Due 2025 was accreted over the term of the Convertible Notes Due 2025 under the effective interest method and recorded as part of financial expenses.
Additionally, commencing in March 2021, principal accreted on the principal amount, compounded semi-annually, at a rate equal to approximately 5.5202% per annum, which principal amount, together with any accretions thereon, is the “Accreted Principal Amount”. The Accreted Principal Amount at maturity was expected to equal 125.3% of par, which together with the 3.00% coupon interest rate, compounds to a yield-to-maturity of approximately 8.25%.
During the year ended December 31, 2022, we repurchased an aggregate $12.3 million face value of our Convertible Notes Due 2025 in the open market for $14.3 million. The consideration paid included the Accreted Principal Amount.
As a result of these transactions, we reduced the liability and equity (the value of the conversion feature) components of the Convertible Notes Due 2025 by $14.8 million and recorded a gain of $0.5 million.
In November 2022, we sent a notice of redemption to all holders of the Convertible Notes Due 2025 pursuant to Section 16.01 of the indenture dated March 25, 2021.
All of the holders of the Convertible Notes Due 2025 fully converted their notes prior to the Redemption Date, resulting in the issuance of 5,757,698 common shares to settle all amounts outstanding, including accrued but unpaid interest.
As it was expected that all holders would convert their notes into shares, the economic substance of the exercise of the early redemption feature was a forced conversion. Therefore, no adjustments to the carrying amounts were made on the announcement of the early redemption. In accordance with IAS 32, we de-recognized the liability component and recognized it as equity, without any gain or loss recorded in profit or loss. The carrying value of the debt at the time of conversions was $198.9 million comprised of: (i) principal (which included the par value and the Accreted Principal Amount which had accrued since the March 2021 issuance date) of $205.1 million; (ii) less, unamortized deferred financing costs of $2.1 million; (iii) less, unamortized value attributable to the conversion feature, net of unamortized premium, of $4.2 million; and (iv) accrued coupon interest of $0.1 million.
We incurred $5.2 million of coupon interest and $11.3 million of non-cash accretion (inclusive of the Accreted Principal Amount of $9.8 million) during the year ended December 31, 2022.